Inventory	12 Months Ended
Aug. 31, 2021
Inventory
7. Inventory

7. Inventory

	August 31	August 31
	2021	2020
	$	$
Raw materials	29,648	51,404
Work in progress	-	15,705
Finished goods	-	49,762
	29,648	116,871

During the year ended August 31, 2021, the Company divested its operations in on-line sales of consumer products and as a result finished goods inventory valued at $44,851 was expensed as advertising and promotion with the goods being donated to a registered charity. A further $2,482 (2020 - $8,240) of inventory was written off to reflect its net realisable value.